Deferred Credits and Other Noncurrent Liabilities - Summary of Changes to Provision for Asset Retirement Obligations (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Subclassifications Of Assets Liabilities And Equities [Abstract]
Provision for asset retirement obligations at beginning of the year	₱ 1,656	₱ 1,630
Additional liability	154	161
Accretion expenses	82	47
Settlement of obligations and others	(125)	(182)
Provision for asset retirement obligations at end of the year	₱ 1,767	₱ 1,656